Business Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Distribution of Net Revenue by Geographical Area
Reportable geographic information at December 31, 2022 and December 31, 2021 and for the years ended December 31, 2022, December 31, 2021 and December 31, 2020 is as follows:

a) The distribution of revenue by geographical area was as follows:

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
	(in thousands)
Ireland	$1,984,567	$1,365,909	$1,181,292
Rest of Europe	1,618,350	1,175,515	416,884
U.S.	3,574,610	2,581,007	925,563
Other	563,859	358,395	273,549
Total	$7,741,386	$5,480,826	$2,797,288

Schedule of Distribution of Income from Operations by Geographical Area	The distribution of income from operations (including Restructuring) by geographical area was as follows:

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
	(in thousands)
Ireland *	$218,088	$131,961	$276,478
Rest of Europe	253,799	177,863	35,765
U.S.	254,849	39,132	58,018
Other	68,501	29,573	21,239
Total	$795,237	$378,529	$391,500
* Includes the full amount of the amortization charge associated with the intangible asset acquired in the Merger.
Schedule of Distribution of Long-lived Assets, Net, by Geographical Area	The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	December 31, 2022	December 31, 2021
	(in thousands)
Ireland	$143,025	$118,253
Rest of Europe	99,721	121,174
U.S.	213,311	239,828
Other	48,095	55,312
Total	$504,152	$534,567